UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2010

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                            September 30, 2010


               Mutual Funds 		       Quantity	   Value

	Parnassus Small Cap 	                16,032	  337,161
	Pimco Small Cap Stock Plus	        34,535	  255,902
	Schneider Small Cap Value	        15,963	  241,034
	T Rowe Price Small Cap Value 	         6,955	  221,737
	TCW Small Cap Growth I	                 8,056	  211,561
	TFS Small Cap	                        18,212	  209,077
	Dreyfus Opportunitistic Small Cap        8,250	  208,652
	Royce 100 Inv	                        24,282	  208,098
	American Century Small Cap Value Inv	26,036	  205,164
	Royce Dividend Value	                33,876	  204,267
	Royce Micro Cap Inv	                13,411	  204,120
	Allianz NFJ Small Cap Value I	         7,471	  202,679
	Perkins Small Cap Value I	         9,000	  202,140
	Janus Triton	                        10,556	  154,961
	Cambiar Small Cap I 	                10,054	  149,899
	Schroder US Opportunities Inv	         6,705	  142,825
                                                        ---------
   	Total Mutual Funds		                3,359,277

  Short-Term Securities

	Shareholder Services Group Money Market		  174,043
                                                        ---------

  Total Investments in Securities			3,533,320

  Other assets 			                           44,365

  Net Assets			                       $3,577,685
                                                       ==========


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                      MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                   Schedule of Portfolio of Investments
                             September 30, 2010



               Mutual Funds 		       Quantity	   Value

	  Fairholme	                        11,861	  388,577
	  Amana Growth 	                        15,589	  353,876
	  Amana Income	                        11,213	  328,994
	  Primecap Odyssey Growth 	        23,355	  326,965
	  Parnassus 	                         8,917	  324,583
	  Janus Contrarian T	                23,010	  322,140
	  Mainstay ICAP Select Equity I	         9,852	  314,762
	  BB&T Equity Income I	                23,476	  306,828
	  Blackrock US Opportunitites I	         7,939	  293,256
	  Artisan Mid Cap Value Inv	        15,527	  292,846
	  Wasatch 1st Source Income Equity 	23,118	  292,208
	  Columbia Value and Restructuring Z	 6,546	  285,081
	  Schneider Value	                21,835	  283,198
	  American Funds Fundamental Inv F2	 8,397	  281,294
	  Wells Fargo Advantage Growth Adm	 9,396	  277,349
	  Aston/Optimum Mid Cap N	         9,347	  266,120
	  Dodge & Cox Stock	                 2,738	  266,014
	  Fidelity Leveraged Co Stk	        11,048	  264,489
	  Fidelity Select Consumer Staples	 2,522	  164,807
                                                        ---------

	  Total Mutual Funds 		                5,633,387

  Short-Term Securities

	Shareholder Services Group Money Market		    7,964
                                                        ---------

  Total Investments in Securities			5,641,351

  Other assets 			                           34,596
                                                       ----------

  Net Assets			                       $5,675,947
                                                       ==========


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                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                               September 30, 2010


                Mutual Funds 		         Quantity	Value


	TFS Market Neutral	                  17,25         269,956
	T. Rowe Price Latin America 	           4,310	228,767
	Permanent Portfolio 	                   4,841	207,417
	Metzler/Payden European Emerging Markets   7,167	192,588
	Oppenheimer Developing Markets Y	   5,583	185,248
	Lazard Emerging Markets I	           8,733	182,790
	Janus Overseas T	                   3,626	172,466
	Allianz NFJ International Value I	   8,325	162,331
	USAA Precious Metals and Minerals	   3,545	153,234
	Harbor International I	                   2,661	150,788
	Blackrock International Opportunities I	   4,498	147,356
	CGM Realty 	                           6,134	146,723
	T. Rowe Price International Discovery	   3,422	139,944
	IVY Assets Strategy Y 	                   6,020	137,438
	Blackrock Global Allocation I	           6,954	129,346
	Manning & Napier World Opportunities A	  15,508	128,409
	Blackrock Health Sciences Opportunities I  4,142	116,735
	Templeton Institutional Foreign
              Smaller Co Ser A	                   6,653	107,718
	T. Rowe Price Health Sciences	           3,771	104,449
	PIMCO Global Multi Asset I	           8,811	102,555
	Templeton Global Bond Adv	           7,485	102,320
	MFS Utilities A	                           6,527	100,066
	Vanguard Energy 	                   1,701	 97,851
	T. Rowe Price Media & Telecommunications   2,024	 95,142
                                                              ---------

	Total Mutual Funds		                      3,561,637

  Exchange Traded Funds
	BLDRS Emerging Markets 50 Adr Index	   3,100	139,655
                                                              ---------

	Total Exchange Traded Funds 		                139,655

  Short-Term Securities

	Shareholder Services Group Money Market		        191,253
                                                             ----------

  Total Investments in Securities			      3,892,545

  Other assets 			                                162,616
                                                             ----------

  Net Assets			                             $4,055,161

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In September 2006, the Financial Accounting Standards Board issued Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity"s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund"s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund"s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds" net assets as of September 30, 2010:

                    	                      MH Elite Small Cap       MH Elite        MH Elite Select
                   Valuation Inputs              Fund of Funds       Fund of Funds   Portfolio of Funds
Level 1 - Quoted prices 	                  $ 3,577,685	      $ 5,675,947	 $ 4,055,161
Level 2 - Other significant observable inputs 	            -	                -	           -
Level 3 - Significant unobservable inputs 	            -	                -	           -
Total 	                                          $ 3,577,685	      $ 5,675,947	 $ 4,055,161

The Funds adopted Financial Accounting Standards Board (FASB) issued
FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.




Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: November 22, 2010